UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-2429

Exact name of registrant as specified in charter:  USAA MUTUAL FUND, INC.

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31

Date of reporting period:  JULY 31, 2003




ITEM 1.  REPORT TO STOCKHOLDERS.
USAA CAPITAL GROWTH FUND - ANNUAL REPORT FOR FISCAL YEAR ENDING JULY 31, 2003



[LOGO OF USAA]
   USAA(R)

                             USAA CAPITAL
                                    GROWTH Fund

                                       [GRAPHIC OF USAA CAPITAL GROWTH FUND]

     A n n u a l   R e p o r t

--------------------------------------------------------------------------------
     JULY 31, 2003

Table of CONTENTS
--------------------------------------------------------------------------------

   MESSAGE FROM THE PRESIDENT                                             2

   INVESTMENT OVERVIEW & MANAGER'S COMMENTARY                             5

   FINANCIAL INFORMATION

      Independent Auditor's Report                                       11

      Portfolio of Investments                                           12

      Notes to Portfolio of Investments                                  20

      Financial Statements                                               21

      Notes to Financial Statements                                      24

   DIRECTORS' AND OFFICERS' INFORMATION                                  35

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2003, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                         "
                                   ... I BELIEVE MARKET VOLATILITY WILL CONTINUE
                                      TO BE THE NORM RATHER THAN THE EXCEPTION,
[PHOTO OF CHRISTOPHER W. CLAUS]         WHICH IS ANOTHER EXCELLENT REASON TO
                                          HAVE USAA'S SKILLED PROFESSIONALS
                                                MANAGING YOUR MONEY.
                                                         "
--------------------------------------------------------------------------------

                 As I write to you, I believe that we have reached the bottom of the interest rate cycle for money market funds. The Federal Reserve Board (the Fed) has already lowered short-term rates 13 times--for a total of 5.5% since January 2001--to help stimulate the U.S. economy and to reduce the risk of deflation. Loosely defined, deflation is a general decline in prices, which forces companies to sell more goods and services just to maintain their earnings. Increased unemployment is often a side effect.

                 In my opinion, the media have overstated the possibility of deflation. I believe it is far more likely that we will see a gradual rise in inflation. I also expect the Fed to keep short-term interest rates low until an economic recovery has really taken hold.

                 However, in the Treasury market, longer-term rates have risen dramatically. Over the next 18 months, I would not be surprised to see the interest rate on the five-year Treasury rise to 4% and the rate on the 10-year Treasury return to 5%--assuming the current fiscal and monetary stimulus pushes gross domestic product (GDP) to a growth rate of 4% or better. (The GDP is the total market value of all goods and services produced in the United States. We haven't seen an annual growth rate of more than 4% since 1999.)

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 That said, I believe market volatility will continue to be the norm rather than the exception, which is another excellent reason to have USAA's skilled professionals managing your money. Our seasoned investment team works hard to deliver quality investment products. We remain committed to providing you with our best advice, USAA service, and a variety of no-load mutual funds without excessive fees, sales loads, or contractual plans, as well as competitive expense ratios.

                 On behalf of all of us here at USAA, I would like to thank you for your faith and trust in us.

                 Sincerely,

                 /s/ Christopher W. Claus

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 FOR MORE COMPLETE INFORMATION ABOUT USAA MUTUAL FUNDS, INCLUDING CHARGES AND OPERATING EXPENSES, REQUEST A PROSPECTUS FROM USAA INVESTMENT MANAGEMENT COMPANY (USAA). READ IT CAREFULLY BEFORE YOU INVEST.

                 MUTUAL FUND OPERATING EXPENSES APPLY AND CONTINUE THROUGHOUT THE LIFE OF THE FUND.

                 AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA CAPITAL GROWTH FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 Capital appreciation.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Invests primarily in equity securities of companies with the prospect of rapidly growing earnings. To a great extent, these investments will tend to be in companies with small-market capitalizations.

                                         7/31/03                   7/31/02
Net Assets                            $46.0 Million             $28.3 Million
Net Asset Value Per Share                 $5.42                     $4.26

                   AVERAGE ANNUAL TOTAL RETURNS AS OF 7/31/03

            1 YEAR                            SINCE INCEPTION ON 10/27/00
            27.23%                                     -19.89%

                 TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                       CUMULATIVE PERFORMANCE COMPARISON

                       [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                     LIPPER             LIPPER            LIPPER            LIPPER            USAA
                RUSSELL 2000    SMALL-CAP GROWTH   SMALL-CAP GROWTH   MID-CAP GROWTH    MID-CAP GROWTH   CAPITAL GROWTH
                GROWTH INDEX       FUNDS INDEX      FUNDS AVERAGE      FUNDS AVERAGE      FUNDS INDEX         FUND
                ------------    ----------------   ----------------   --------------    --------------   --------------
10/27/2000       $10000.00         $10000.00          $10000.00          $10000.00         $10000.00       $10,000.00
10/31/2000        10399.00           9879.03            9894.03            9886.45           9869.52        10,000.00
11/30/2000         8510.90           8196.65            8177.73            8100.59           7805.68         7,850.00
12/31/2000         9031.69           8921.65            8865.69            8667.13           8368.31         8,360.00
 1/31/2001         9762.71           9193.49            9105.58            8827.34           8481.95         8,470.00
 2/28/2001         8424.48           8016.50            7877.11            7567.23           7209.64         6,710.00
 3/31/2001         7658.54           7237.92            7116.89            6710.04           6444.68         5,860.00
 4/30/2001         8596.15           8019.34            7992.95            7609.78           7294.41         6,600.00
 5/31/2001         8795.26           8236.63            8168.89            7610.64           7354.56         6,680.00
 6/30/2001         9035.11           8444.31            8402.56            7572.29           7325.86         6,740.00
 7/31/2001         8264.33           7973.59            7908.97            7159.22           6940.53         6,300.00
 8/31/2001         7748.21           7501.55            7434.84            6646.40           6475.50         5,860.00
 9/30/2001         6498.00           6330.78            6294.62            5680.80           5541.53         4,860.00
10/31/2001         7123.13           6794.68            6812.14            6051.51           5850.06         5,120.00
11/30/2001         7717.73           7321.20            7345.29            6562.30           6330.56         5,570.00
12/31/2001         8198.23           7764.70            7796.39            6815.18           6605.14         5,750.00
 1/31/2002         7906.57           7529.91            7559.28            6607.38           6352.53         5,480.00
 2/28/2002         7394.82           7074.23            7064.11            6249.26           6036.67         5,210.00
 3/31/2002         8037.57           7652.60            7606.01            6657.48           6417.20         5,480.00
 4/30/2002         7863.67           7450.70            7388.57            6428.54           6203.87         5,400.00
 5/31/2002         7403.88           7151.81            7022.28            6220.05           5996.88         5,140.00
 6/30/2002         6776.04           6620.38            6516.71            5668.25           5458.07         4,740.00
 7/31/2002         5734.62           5681.47            5602.42            5072.30           4869.43         4,260.00
 8/31/2002         5731.95           5673.22            5596.16            5020.37           4811.36         4,350.00
 9/30/2002         5317.92           5329.16            5230.68            4694.63           4512.44         4,090.00
10/31/2002         5586.91           5556.55            5454.37            4952.28           4739.98         4,250.00
11/30/2002         6140.78           6021.96            5874.81            5229.29           5021.50         4,420.00
12/31/2002         5717.28           5619.65            5491.87            4898.82           4724.65         4,160.00
 1/31/2003         5561.96           5471.25            5348.11            4830.98           4654.58         4,100.00
 2/28/2003         5413.64           5300.76            5188.99            4754.39           4582.73         4,050.00
 3/31/2003         5495.60           5410.07            5271.54            4820.65           4648.30         4,180.00
 4/30/2003         6015.70           5857.21            5707.19            5155.21           4974.36         4,530.00
 5/31/2003         6693.62           6454.47            6254.89            5587.00           5385.66         4,970.00
 6/30/2003         6822.62           6673.20            6433.05            5674.54           5469.97         5,050.00
 7/31/2003         7338.39           7063.41            6829.94            5882.42           5685.72         5,420.00

                                  [END CHART]

                 DATA SINCE INCEPTION ON 10/27/00 THROUGH 7/31/03.

                 THE LIPPER SMALL-CAP GROWTH FUNDS INDEX REPLACED THE LIPPER MID-CAP GROWTH FUNDS INDEX IN OCTOBER 2002, BECAUSE THE FUND INVESTS, TO A GREAT EXTENT, IN COMPANIES WITH SMALL MARKET CAPITALIZATIONS, AND BATTERYMARCH FINANCIAL MANAGEMENT, INC. USES AN INVESTMENT STYLE WHEN MANAGING THE FUND'S ASSETS THAT MORE CLOSELY CORRELATES TO THE MANAGEMENT STYLE OF MUTUAL FUNDS WITHIN THE LIPPER SMALL-CAP GROWTH FUNDS INDEX.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Capital Growth Fund to the following benchmarks:

                 o The Russell 2000(R) Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

                 o The Lipper Small-Cap Growth Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper Small-Cap Growth Funds category.

                 o The Lipper Small-Cap Growth Funds Average, an average
                   performance level of all small-cap growth funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

                 o The Lipper Mid-Cap Growth Funds Average, an average
                   performance level of all mid-cap growth funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

                 o The Lipper Mid-Cap Growth Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper Mid-Cap Growth Funds category.

8

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

WILLIAM L. ELCOCK

   Batterymarch Financial Management, Inc.

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

                 For the year ended July 31, 2003, the USAA Capital Growth Fund had a total return of 27.23%. This compares to 27.97% for the Russell 2000 Growth Index, 24.32% for the Lipper Small-Cap Growth Funds Index, and 16.76% for the Lipper Mid-Cap Growth Funds Index.

WHAT WERE THE MAJOR DRIVERS OF THE FUND'S PERFORMANCE?

                 Stock selection in the consumer services and software and services sectors was particularly beneficial, with holdings in the retail and health care services sectors also making notable contributions. Top performers in the period included Avid Technology, Inc., a hardware and software developer for digital media production; Marvel Enterprises, Inc.*, an entertainment company whose characters include Spider-Man, X-Men, and the Hulk; and University of Phoenix Online, an education provider.

WHAT AREAS OR SECTORS DETRACTED FROM RELATIVE PERFORMANCE?

                 Holdings such as MIM Corp.*, which lagged due to higher expenses and declining sales, and ESS Technology, Inc.*, which felt competitive pressure, negatively affected Fund performance. Sector allocation, particularly an overweight exposure to software and services, also had a dampening effect.

                 * MARVEL ENTERPRISES, INC., MIM CORP., AND ESS TECHNOLOGY, INC.
                   WERE SOLD OUT OF THE FUND PRIOR TO JULY 31, 2003.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 REFER TO PAGE 7 FOR BENCHMARK DEFINITIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

HOW WAS THE FUND POSITIONED FOR THE RALLY IN THE SECOND HALF OF THE REPORTING YEAR?

                 We participated in what turned out to be the strongest rally since the late 1990s. The rally initially favored more volatile and speculative stocks, but then broadened to include stocks with stronger fundamentals that rank well in our stock selection process. Our strategy is to continue to invest in stocks with good fundamentals in terms of cash flow, earnings growth, expectations, and characteristics. It is our belief that the market rewards these types of securities over time, and we have begun to see evidence of this in the current market.

DID YOU MAKE ANY SHIFTS IN TERMS OF SECTOR ALLOCATION?

                 We increased the Fund's exposure to the technology sector through computer peripheral companies, and to the software and services sector through Internet service providers. The allocation to health care services was increased through medical technology providers. Allocations to services and distribution, real estate investment trusts (REITs), and the food and beverage segment of the consumer staples sector were trimmed. The best-performing component of the Fund's sector allocation was its overweight position in technology stocks.

WHAT'S YOUR OUTLOOK?

                 We remain optimistic about the equity markets. Low interest rates, dividend tax reform, and five consecutive months of market gains may point to continued improvement, yet relative strength indicators, current valuations, and increased insider selling are less encouraging signs. We believe the outlook is positive for small-cap stocks, which generally have attractive valuations and favorable growth prospects relative to larger stocks.

                 Thank you for the privilege of investing on your behalf. We will continue working hard for you.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 12-19.

10

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

                  TOP 10 EQUITY HOLDINGS
                    (% of Net Assets)

Avid Technology, Inc.                               1.6%

Infospace, Inc.                                     1.4%

Take-Two Interactive Software, Inc.                 1.4%

Pacific Sunwear of California, Inc.                 1.3%

United Online, Inc.                                 1.3%

Benchmark Electronics, Inc.                         1.2%

Group 1 Software, Inc.                              1.2%

INAMED Corp.                                        1.2%

Plantronics, Inc.                                   1.2%

VCA Antech, Inc.                                    1.2%

                    TOP 10 INDUSTRIES*
                    (% of Net Assets)

Regional Banks                                      6.5%

Biotechnology                                       5.7%

Internet Software & Services                        5.6%

Health Care Equipment                               4.9%

Specialty Stores                                    4.9%

Diversified Commercial Services                     4.1%

Application Software                                4.0%

Electronic Equipment Manufacturers                  4.0%

Apparel Retail                                      3.4%

Computer Storage & Peripherals                      3.1%

*EXCLUDING MONEY MARKET INSTRUMENTS.

 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 12-19.

 I N D E P E N D E N T
======================----------------------------------------------------------
                       AUDITOR'S Report

THE SHAREHOLDERS AND BOARD OF DIRECTORS OF

USAA CAPITAL GROWTH FUND:

                 We have audited the accompanying statement of assets and liabilities of USAA Capital Growth Fund (a portfolio of USAA Mutual Fund, Inc.), including the portfolio of investments, as of July 31, 2003, and the related statement of operations for the period then ended, and the statements of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the periods presented through July 31, 2001, were audited by other auditors, whose report dated September 7, 2001, expressed an unqualified opinion on those statements and financial highlights.

                 We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of USAA Capital Growth Fund as of July 31, 2003, the results of its operations for the year then ended, and the changes in its net assets and financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                                           /s/ ERNST & YOUNG LLP

                 San Antonio, Texas
                 September 12, 2003

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA CAPITAL GROWTH FUND

JULY 31, 2003

                                                                          MARKET
   NUMBER                                                                  VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            COMMON STOCKS(97.8%)
            Advertising (0.7%)
    6,500   ADVO, Inc.*                                                  $   302
                                                                         -------
            AEROSPACE & DEFENSE (1.0%)
   10,400   Engineered Support Systems, Inc.                                 460
                                                                         -------
            AIRLINES (0.4%)
   14,800   ExpressJet Holdings, Inc.*                                       199
                                                                         -------
            ALTERNATIVE CARRIERS (0.7%)
   28,700   Talk America Holdings, Inc.*                                     333
                                                                         -------
            APPAREL RETAIL (3.4%)
   17,010   Aeropostale, Inc.*                                               445
    7,900   Hot Topic, Inc.*                                                 228
   11,800   Men's Wearhouse, Inc.*                                           299
   19,910   Pacific Sunwear of California, Inc.*                             604
                                                                         -------
                                                                           1,576
                                                                         -------
            APPLICATION SOFTWARE (4.0%)
    5,100   Ansys, Inc.*                                                     172
   29,410   Group 1 Software, Inc.*                                          535
    5,800   Hyperion Solutions Corp.*                                        158
    3,400   InterVideo, Inc.*                                                 69
    5,900   Kronos, Inc.*                                                    327
    6,800   Reynolds & Reynolds Co. "A"                                      197
   32,010   RSA Security, Inc.*                                              391
                                                                         -------
                                                                           1,849
                                                                         -------
            AUTO PARTS & EQUIPMENT (0.5%)
    7,100   American Axle & Manufacturing Holdings, Inc.*                    206
                                                                         -------

            BIOTECHNOLOGY (5.7%)
    6,700   Gen-Probe, Inc.*                                                 368
   11,510   IDEXX Laboratories, Inc.*                                        466
   18,400   ILEX Oncology, Inc.*                                             307
    8,800   Invitrogen Corp.*                                                456
    4,100   Martek Biosciences Corp.*                                        199
    3,400   Neurocrine Biosciences, Inc.*                                    183
   15,100   Progenics Pharmaceuticals, Inc.*                                 225

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CAPITAL GROWTH FUND

JULY 31, 2003

                                                                          MARKET
   NUMBER                                                                  VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
   14,400   QLT, Inc. (Canada)*                                          $   244
    9,400   Telik, Inc.*                                                     179
                                                                         -------
                                                                           2,627
                                                                         -------
            BUILDING PRODUCTS (1.2%)
    5,100   Simpson Manufacturing, Inc.*                                     228
    9,010   Trex Co., Inc.*                                                  329
                                                                         -------
                                                                             557
                                                                         -------
            CASINOS & GAMING (2.3%)
   11,100   GTECH Holdings Corp.                                             428
   17,100   Multimedia Games, Inc.*                                          386
    7,600   Station Casinos, Inc.*                                           220
                                                                         -------
                                                                           1,034
                                                                         -------
            COMMUNICATIONS EQUIPMENT (2.9%)
   36,200   Aspect Communications Corp.*                                     264
    7,700   Avocent Corp.*                                                   206
   19,700   InterDigital Communications Corp.*                               313
   22,000   Plantronics, Inc.*                                               534
                                                                         -------
                                                                           1,317
                                                                         -------
            COMPUTER STORAGE & PERIPHERALS (3.1%)
   15,900   Avid Technology, Inc.*                                           739
   22,000   Eletronics For Imaging, Inc.*                                    462
    7,500   Innovex, Inc.*                                                   110
   13,900   Rainbow Technologies, Inc.*                                      103
                                                                         -------
                                                                           1,414
                                                                         -------
            CONSUMER ELECTRONICS (0.5%)
   33,500   Emerson Radio Corp.*                                             211
                                                                         -------

            CONSUMER FINANCE (0.6%)
   18,700   CompuCredit Corp.*                                               286
                                                                         -------
            DATA PROCESSING & OUTSOURCED SERVICES (2.3%)
   28,400   eSpeed, Inc. "A"*                                                529
    5,820   iPayment, Inc.*                                                  150
   12,200   StarTek, Inc.*                                                   366
                                                                         -------
                                                                           1,045
                                                                         -------

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CAPITAL GROWTH FUND

JULY 31, 2003

                                                                          MARKET
   NUMBER                                                                  VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            DIVERSIFIED COMMERCIAL SERVICES (4.1%)
   13,000   ITT Educational Services, Inc.*                              $   510
    5,900   Memberworks, Inc.*                                               197
   20,500   Tetra Tech, Inc.*                                                329
    6,780   University of Phoenix Online*                                    391
   20,100   Watson Wyatt & Co. Holdings*                                     462
                                                                         -------
                                                                           1,889
                                                                         -------
            ELECTRICAL COMPONENTS & EQUIPMENT (1.3%)
    6,900   AMETEK, Inc.                                                     273
    6,010   Genlyte Group, Inc.*                                             224
    5,600   II-VI, Inc.*                                                     121
                                                                         -------
                                                                             618
                                                                         -------
            ELECTRONIC EQUIPMENT MANUFACTURERS (4.0%)
    7,100   Amphenol Corp. "A"*                                              383
   15,200   Checkpoint Systems, Inc.*                                        236
   12,200   Daktronics, Inc.*                                                205
   22,000   RadiSys Corp.*                                                   339
   11,700   Rofin-Sinar Technologies, Inc.*                                  173
   15,500   Varian, Inc.*                                                    504
                                                                         -------
                                                                           1,840
                                                                         -------
            ELECTRONIC MANUFACTURING SERVICES (2.2%)
   13,800   Benchmark Electronics, Inc.*                                     549
   17,400   Trimble Navigation Ltd.*                                         476
                                                                         -------
                                                                           1,025
                                                                         -------
            EMPLOYMENT SERVICES (0.4%)
   11,500   Gevity HR, Inc.                                                  195
                                                                         -------
            FOOTWEAR (2.0%)
    7,400   K-Swiss, Inc. "A"                                                279
    5,800   Timberland Co. "A"*                                              260
   19,200   Wolverine World Wide, Inc.                                       366
                                                                         -------
                                                                             905
                                                                         -------
            GAS UTILITIES (0.9%)
   13,410   UGI Corp.                                                        423
                                                                         -------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CAPITAL GROWTH FUND

JULY 31, 2003

                                                                          MARKET
   NUMBER                                                                  VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            HEALTH CARE EQUIPMENT (4.9%)
   27,300   ALARIS Medical Systems, Inc.*                                $   476
    6,710   Bio-Rad Laboratories, Inc. "A"*                                  376
    8,610   INAMED Corp.*                                                    572
   11,500   Respironics, Inc.*                                               460
   16,000   Steris Corp.*                                                    367
                                                                         -------
                                                                           2,251
                                                                         -------
            HEALTH CARE FACILITIES (1.2%)
   23,700   VCA Antech, Inc.*                                                537
                                                                         -------
            HEALTH CARE SERVICES (1.9%)
   10,400   Apria Healthcare Group, Inc.*                                    270
    8,200   Covance, Inc.*                                                   170
    5,900   Pediatrix Medical Group, Inc.*                                   240
    5,800   Renal Care Group, Inc.*                                          207
                                                                         -------
                                                                             887
                                                                         -------
            HEALTH CARE SUPPLIES (2.5%)
   10,900   Cooper Companies, Inc.                                           382
    6,300   Merit Medical Systems, Inc.*                                     172
    9,000   PolyMedica Corp.                                                 347
   10,400   Sybron Dental Specialties, Inc.*                                 257
                                                                         -------
                                                                           1,158
                                                                         -------
            HOME ENTERTAINMENT SOFTWARE (1.4%)
   24,800   Take-Two Interactive Software, Inc.*                             660
                                                                         -------
            HOUSEHOLD APPLIANCES (1.0%)
   11,310   Toro Co.                                                         452
                                                                         -------
            HOUSEHOLD PRODUCTS (0.4%)
    5,700   WD-40 Co.                                                        164
                                                                         -------
            INDUSTRIAL MACHINERY (1.8%)
   10,300   Albany International Corp. "A"                                   294
    3,200   Dionex Corp.*                                                    130
    5,200   Graco, Inc.                                                      190
    8,000   Quixote Corp.                                                    192
                                                                         -------
                                                                             806
                                                                         -------

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CAPITAL GROWTH FUND

JULY 31, 2003

                                                                          MARKET
   NUMBER                                                                  VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            INSURANCE BROKERS (0.7%)
   27,300   U.S.I. Holdings Corp.*                                       $   336
                                                                         -------
            INTEGRATED TELECOMMUNICATION SERVICES (0.8%)
   10,100   Commonwealth Telephone Enterprises, Inc.*                        384
                                                                         -------
            INTERNET SOFTWARE & SERVICES (5.6%)
   23,310   Ask Jeeves, Inc.*                                                407
   17,550   Homestore.com, Inc.*                                              65
   40,610   Infospace, Inc.*                                                 651
   13,000   Open Text Corp. (Canada)*                                        334
   13,400   Sohu.com, Inc.*                                                  532
   18,400   United Online, Inc.*                                             576
                                                                         -------
                                                                           2,565
                                                                         -------
            IT CONSULTING & OTHER SERVICES (0.9%)
   12,300   Anteon International Corp.*                                      389
                                                                         -------
            LEISURE PRODUCTS (0.9%)
   10,510   SCP Pool Corp.*                                                  407
                                                                         -------
            MANAGED HEALTH CARE (2.5%)
   11,300   AMERIGROUP Corp.*                                                466
   12,900   Centene Corp.*                                                   377
    2,210   Mid Atlantic Medical Services, Inc.*                             120
    7,600   Sierra Health Services, Inc.*                                    200
                                                                         -------
                                                                           1,163
                                                                         -------
            OIL & GAS EQUIPMENT & SERVICES (0.3%)
    8,710   Maverick Tube Corp.*                                             144
                                                                         -------
            OIL & GAS EXPLORATION & PRODUCTION (0.9%)
    5,200   Newfield Exploration Co.*                                        188
    9,000   St. Mary Land & Exploration Co.                                  232
                                                                         -------
                                                                             420
                                                                         -------
            OIL & GAS REFINING & MARKETING & TRANSPORTATION (0.5%)
    5,110   Williams Energy Partners L.P.                                    236
                                                                         -------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CAPITAL GROWTH FUND

JULY 31, 2003

                                                                          MARKET
   NUMBER                                                                  VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            PHARMACEUTICALS (1.7%)
   11,200   Bradley Pharmaceuticals, Inc.*                               $   209
   12,400   Endo Pharmaceuticals Holdings, Inc.*                             193
    6,600   Pharmaceutical Resources, Inc.*                                  374
                                                                         -------
                                                                             776
                                                                         -------
            PROPERTY & CASUALTY INSURANCE (0.3%)
    5,000   Axis Capital Holdings Ltd. (Bermuda)*                            131
                                                                         -------
            REAL ESTATE INVESTMENT TRUSTS (1.8%)
    7,500   Macerich Co.                                                     280
    9,300   Pennsylvania Real Estate Investment Trust                        297
   15,700   Ventas, Inc.                                                     260
                                                                         -------
                                                                             837
                                                                         -------
            REGIONAL BANKS (6.5%)
    5,000   Bank of the Ozarks, Inc.                                         191
    7,800   Cullen/Frost Bankers, Inc.                                       286
    7,810   East West Bancorp, Inc.                                          338
    7,600   First BanCorp                                                    229
    7,150   First Financial Bankshares, Inc.                                 257
    4,900   First Merchants Corp.                                            128
   10,500   Mercantile Bank Corp.                                            360
    8,100   Nara Bancorp, Inc.                                               153
   16,000   NBT Bancorp, Inc.                                                324
   13,800   Pacific Capital Bancorp*                                         459
   22,200   Sterling Bancshares, Inc.                                        274
                                                                         -------
                                                                           2,999
                                                                         -------
            SEMICONDUCTOR EQUIPMENT (0.7%)
   17,900   Photronics, Inc.*                                                328
                                                                         -------

            SEMICONDUCTORS (2.6%)
   25,310   ChipPAC, Inc. "A"*                                               144
   22,010   Globespan Virata, Inc.*                                          152
   64,800   Lattice Semiconductor Corp.*                                     504
   35,500   White Electronic Designs Corp.*                                  404
                                                                         -------
                                                                           1,204
                                                                         -------

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CAPITAL GROWTH FUND

JULY 31, 2003

                                                                          MARKET
   NUMBER                                                                  VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            SPECIALTY CHEMICALS (0.7%)
    6,600   Minerals Technologies, Inc.                                  $   330
                                                                         -------
            SPECIALTY STORES (4.9%)
    3,500   Dick's Sporting Goods, Inc.*                                     133
    4,800   Hibbett Sporting Goods, Inc.*                                    108
    7,700   Movie Gallery, Inc.*                                             154
   14,710   Regis Corp.                                                      453
    2,600   Rent-A-Center, Inc.*                                             190
   19,600   Select Comfort Corp.*                                            431
   15,600   Sharper Image Corp.*                                             439
    6,010   Tractor Supply Co.*                                              333
                                                                         -------
                                                                           2,241
                                                                         -------
            SYSTEMS SOFTWARE (2.9%)
   60,000   Micromuse, Inc.*                                                 431
   11,510   Microstrategy, Inc. "A"*(d)                                      502
   20,110   Progress Software Corp.*                                         400
                                                                         -------
                                                                           1,333
                                                                         -------
            TECHNOLOGY DISTRIBUTORS (0.9%)
   16,500   Global Imaging Systems, Inc.*                                    421
                                                                         -------
            THRIFTS & MORTGAGE FINANCE (1.4%)
    6,800   Anchor Bancorp Wisconsin, Inc.                                   164
   16,065   New Century Financial Corp.                                      372
    3,800   R&G Financial Corp. "B"                                          122
                                                                         -------
                                                                             658
                                                                         -------
            TRUCKING (1.0%)
    7,010   Landstar System, Inc.*                                           450
                                                                         -------
            Total common stocks (cost: $37,087)                           44,978
                                                                         -------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CAPITAL GROWTH FUND

JULY 31, 2003

                                                                          MARKET
   NUMBER                                                                  VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            MONEY MARKET INSTRUMENTS (3.4%)

            MONEY MARKET FUNDS (2.9%)
   58,078   AIM Short-Term Investment Co. Liquid Assets
            Portfolio, 1.04%(a,b)                                        $    58
  153,086   Merrill Lynch Premier Institutional Fund, 1.02%(a,b)             153
1,122,369   SSgA Prime Money Market Fund, 0.90%(a)                         1,123
                                                                         -------
                                                                           1,334
                                                                         -------

PRINCIPAL
   AMOUNT
    (000)
---------
            REPURCHASE AGREEMENT (0.5%)
     $250   Morgan Stanley & Co., 1.10%, acquired on 7/31/2003
              and due 8/01/2003 at $250 (collateralized by a $260
              Freddie Mac Discount Note, due 7/15/2004;
              market value of $257)(b,c)                                     250
                                                                         -------
            Total money market instruments (cost: $1,584)                  1,584
                                                                         -------

            TOTAL INVESTMENTS (COST: $38,671)                            $46,562
                                                                         =======

20

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA CAPITAL GROWTH FUND

JULY 31, 2003

GENERAL NOTES
--------------------------------------------------------------------------------

          Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

          The percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%. Investments in foreign securities were 1.5% of net assets at July 31, 2003.

SPECIFIC NOTES
--------------------------------------------------------------------------------

          (a) Rate represents the annualized seven-day yield at July 31, 2003.

          (b) Investment was purchased with the cash collateral proceeds received from securities loaned.

          (c) Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the resale price of the repurchase agreement.

          (d) The security or a portion thereof was out on loan as of July 31, 2003.

            * Non-income-producing security for the year ended July 31, 2003.

          SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA CAPITAL GROWTH FUND

JULY 31, 2003

ASSETS

   Investments in securities, at market value (including securities on
      loan of $458) (identified cost of $38,671)                               $ 46,562
   Cash                                                                               8
   Receivables:
      Capital shares sold                                                           125
      USAA Investment Management Company                                            171
      Dividends and interest                                                         13
      Securities sold                                                                61
      Other                                                                           3
                                                                               --------
         Total assets                                                            46,943
                                                                               --------
LIABILITIES

   Payable upon return of securities loaned                                         462
   Securities purchased                                                             387
   Capital shares redeemed                                                           18
   USAA Investment Management Company                                                31
   USAA Transfer Agency Company                                                      23
   Accounts payable and accrued expenses                                             27
                                                                               --------
         Total liabilities                                                          948
                                                                               --------
            Net assets applicable to capital shares outstanding                $ 45,995
                                                                               ========
NET ASSETS CONSIST OF:

   Paid-in capital                                                             $ 56,861
   Accumulated net realized loss on investments                                 (18,757)
   Net unrealized appreciation of investments                                     7,891
                                                                               --------
            Net assets applicable to capital shares outstanding                $ 45,995
                                                                               ========
   Capital shares outstanding                                                     8,493
                                                                               ========
   Authorized shares of $.01 par value                                          100,000
                                                                               ========
   Net asset value, redemption price, and offering price per share             $   5.42
                                                                               ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

22

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA CAPITAL GROWTH FUND

YEAR ENDED JULY 31, 2003

NET INVESTMENT LOSS

   Income:
      Dividends                                                     $  192
      Interest                                                           6
      Securities lending                                                11
                                                                    ------
         Total income                                                  209
                                                                    ------
   Expenses:
      Management fees                                                  272
      Administrative and servicing fees                                 48
      Transfer agent's fees                                            255
      Custodian's fees                                                  47
      Postage                                                           26
      Shareholder reporting fees                                        42
      Directors' fees                                                    5
      Registration fees                                                 33
      Professional fees                                                 42
      Other                                                              2
                                                                    ------
         Total expenses                                                772
      Expenses reimbursed                                             (452)
      Expenses paid indirectly                                         (20)
                                                                    ------
         Net expenses                                                  300
                                                                    ------
            Net investment loss                                        (91)
                                                                    ------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

   Net realized loss                                                  (145)
   Change in net unrealized appreciation/depreciation                9,286
                                                                    ------
            Net realized and unrealized gain                         9,141
                                                                    ------
Increase in net assets resulting from operations                    $9,050
                                                                    ======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA CAPITAL GROWTH FUND

YEARS ENDED JULY 31,

                                                           2003              2002
                                                        -------------------------
FROM OPERATIONS

   Net investment loss                                  $   (91)         $   (197)
   Net realized loss on investments                        (145)          (15,514)
   Change in net unrealized appreciation/depreciation
      of investments                                      9,286             4,400
                                                        -------------------------
      Increase (decrease) in net assets resulting
         from operations                                  9,050           (11,311)
                                                        -------------------------
FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                             15,594            22,739
   Cost of shares redeemed                               (6,950)           (9,671)
                                                        -------------------------
      Increase in net assets from capital
         share transactions                               8,644            13,068
                                                        -------------------------
Net increase in net assets                               17,694             1,757

NET ASSETS

   Beginning of period                                   28,301            26,544
                                                        -------------------------
   End of period                                        $45,995           $28,301
                                                        =========================

CHANGE IN SHARES OUTSTANDING

   Shares sold                                            3,404             4,268
   Shares redeemed                                       (1,562)           (1,830)
                                                        -------------------------
      Increase in shares outstanding                      1,842             2,438
                                                        =========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

24

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA CAPITAL GROWTH FUND

JULY 31, 2003

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

          USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 18 separate funds. The information presented in this annual report pertains only to the USAA Capital Growth Fund (the
          Fund). The Fund's investment objective is capital appreciation.

              A. SECURITY VALUATION - The value of each security is determined
                 (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

                 1. Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Portfolio securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

                 2. Investments in open-end investment companies are valued at their net asset value at the end of each business day.

                 3. Securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

                 4. Securities for which market quotations are not readily
                    available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CAPITAL GROWTH FUND

JULY 31, 2003

                    valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, in consultation with the Fund's subadviser if applicable, under valuation procedures approved by the Company's Board of Directors.

              B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

              C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

              D. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

                 1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

                 2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

26

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CAPITAL GROWTH FUND

JULY 31, 2003

                 The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

                 Separately, net realized foreign currency gains/losses may arise from the sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. These net realized foreign currency gains/losses have been reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities other than investments in securities resulting from changes in the exchange rate.

              E. EXPENSES PAID INDIRECTLY - A portion of the brokerage
                 commissions that the Fund pays may be reimbursed and used to reduce the Fund's expenses. In addition, through other fee-offset arrangements with certain of the Fund's service providers, realized credits, if any, are used to reduce the Fund's expenses. For the year ended July 31, 2003, these fee-offset arrangements reduced the Fund's expenses by $20,000.

              F. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CAPITAL GROWTH FUND

JULY 31, 2003

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

          The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

          Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a 0.50% markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets.

          The USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. The Fund had no borrowings under either of these agreements during the year ended July 31, 2003.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

          The character of distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from that determined in

28

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CAPITAL GROWTH FUND

JULY 31, 2003

          accordance with accounting principles generally accepted in the United States. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

          During the current fiscal year, permanent differences between book and tax basis accounting resulted in reclassifications made to the statement of assets and liabilities to decrease accumulated undistributed net investment loss and decrease paid-in capital by $91,000. This reclassification has no effect on net assets.

          The Fund did not pay any distributions during the years ended July 31, 2003 and 2002.

          As of July 31, 2003, the components of net assets representing distributable earnings on a tax basis were as follows:

          Accumulated capital and other losses                    $(18,756,000)

          Unrealized appreciation                                    7,891,000

          Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At July 31, 2003, the Fund had capital loss carryovers of $18,756,000, for federal income tax purposes, which if not offset by subsequent capital gains, will expire between 2010 and 2011. It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

          Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the year ended July 31, 2003, were $56,080,000 and $48,247,000, respectively.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CAPITAL GROWTH FUND

JULY 31, 2003

          At July 31, 2003, the cost of securities for federal income tax purposes was $38,671,000.

          Gross unrealized appreciation and depreciation of investments as of July 31, 2003, for federal income tax purposes, were $8,336,000 and $445,000, respectively, resulting in net unrealized appreciation of $7,891,000.

(5) REPURCHASE AGREEMENTS
--------------------------------------------------------------------------------

          The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or instrumentalities. Obligations pledged as collateral are required to maintain a value equal to or in excess of the resale price of the repurchase agreement and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

(6) FOREIGN CURRENCY CONTRACTS
--------------------------------------------------------------------------------

          A forward currency contract (currency contract) is a commitment to purchase or sell a foreign currency at a specified date, at a negotiated price. The Fund may enter into currency contracts in connection with the purchase or sale of a security denominated in a foreign currency. These contracts allow the Fund to "lock in" the U.S. dollar price of the security. The Fund may also enter into currency contracts to hedge against foreign currency exchange risks on the non-U.S. dollar denominated securities held in the Fund's portfolio. Currency contracts are valued on a daily basis using foreign currency exchange

30

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CAPITAL GROWTH FUND

JULY 31, 2003

          rates obtained from an independent pricing service. Risks of entering into currency contracts include the potential inability of the counterparty to meet the terms of the contract and the Fund's giving up the opportunity for potential profit.

          At July 31, 2003, the Fund did not have any open foreign currency contracts.

(7) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

          The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal, at all times, to the fair value of the securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund retains a portion of income from the investment of cash received as collateral. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. As of July 31, 2003, the Fund loaned securities having a fair market value of approximately $458,000 and received cash collateral of $462,000 for the loans. Of this amount $461,000 was invested in money market instruments, as noted in the Fund's portfolio of investments, and $1,000 remained in cash.

(8) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

              A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and provides portfolio management oversight of the Fund's assets managed by a subadviser. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CAPITAL GROWTH FUND

JULY 31, 2003

                 performance of the Lipper Small-Cap Growth Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper Small-Cap Growth Funds category. Prior to October 18, 2002, the performance adjustment was based on the performance of the Fund relative to the Lipper Mid-Cap Growth Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper Mid-Cap Growth Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.85% of the Fund's average net assets.

                 The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund commenced on August 1, 2001, and will consist of the current month plus the preceding months through that date until a period of 36 months is included in the performance period. Thereafter, the performance period will consist of the current month plus the previous 35 months.

                 The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

          OVER/UNDER PERFORMANCE         ANNUAL ADJUSTMENT RATE
          RELATIVE TO INDEX(1)           AS A % OF THE FUND'S AVERAGE NET ASSETS
          ----------------------------------------------------------------------
          +/- 1.00% to 4.00%             +/- 0.04%
          +/- 4.01% to 7.00%             +/- 0.05%

          +/- 7.01% and greater          +/- 0.06%

          (1)based on the difference between average annual performance of the fund and its relevant index, rounded to the nearest 0.01%.

32

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CAPITAL GROWTH FUND

JULY 31, 2003

                 For the year ended July 31, 2003, the Fund incurred total management fees, paid or payable to the Manager, of $272,000, which included a performance adjustment of $0.

              B. SUBADVISORY ARRANGEMENTS - The Manager has entered into an investment subadvisory agreement with Batterymarch Financial Management, Inc. (Batterymarch), under which Batterymarch directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays Batterymarch a subadvisory fee.

              C. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the year ended July 31, 2003, the Fund incurred administrative and servicing fees, paid or payable to the Manager, of $48,000.

              D. EXPENSE LIMITATION - The Manager has voluntarily agreed to limit the annual expenses of the Fund to 1.00% of its average annual net assets, excluding the effect of any fee-offset arrangements, and will reimburse the Fund for all expenses in excess of that amount. This agreement may be modified or terminated at any time. For the year ended July 31, 2003, the Fund incurred reimbursable expenses of $452,000.

              E. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a
                 USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. For the year ended July 31, 2003, the Fund incurred transfer agent's fees, paid or payable to USAA Transfer Agency Company, of $255,000.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CAPITAL GROWTH FUND

JULY 31, 2003

              F. UNDERWRITING SERVICES - The Manager provides exclusive
                 underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(9) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

          Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

34

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CAPITAL GROWTH FUND

JULY 31, 2003

(10) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                                                PERIOD ENDED
                                                                 YEAR ENDED JULY 31,                JULY 31,
                                                             -----------------------------------------------
                                                                2003                2002               2001*
                                                             -----------------------------------------------
Net asset value at
   beginning of period                                       $  4.26              $  6.30            $ 10.00
                                                             -----------------------------------------------
Income (loss) from investment operations:
   Net investment loss                                          (.01)(a)             (.04)(a)           (.04)(a)
   Net realized and
     unrealized gain (loss)                                     1.17(a)             (2.00)(a)          (3.66)(a)
                                                             -----------------------------------------------
Total from investment operations                                1.16(a)             (2.04)(a)          (3.70)(a)
                                                             -----------------------------------------------
Net asset value at
   end of period                                             $  5.42              $  4.26            $  6.30
                                                             ===============================================
Total return (%)                                               27.23               (32.54)            (37.00)
Net assets at
   end of period (000)                                       $45,995              $28,301            $26,544
Ratio of expenses to
   average net assets (%)**                                     1.00(c,d)            1.00(c,d)          1.85(b,c,d)
Ratio of expenses to average
   net assets, excluding
   reimbursements (%)**                                         2.41(c)              2.54(c)            2.43(b,c)
Ratio of net investment
   loss to average
   net assets (%)**                                             (.28)                (.69)              (.84)(b)
Portfolio turnover (%)                                        151.07               188.09               8.49

  * Fund commenced operations on October 27, 2000.
 ** For the year ended July 31, 2003, average net assets were $32,110,000.
(a) Calculated using average shares. For the year ended July 31, 2003, average shares were 7,254,000.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Reflects total expenses, excluding any fee-offset arrangements, which decreased the Fund's expense ratios as follows:
                                                                (.07%)                  -                  -
(d) Effective August 1, 2001, the Manager voluntarily agreed to limit the annual expenses of the Fund to 1.00% of the
    Fund's average net assets. Prior to this date, the voluntary expense limit was 1.85%.

 D I R E C T O R S '  A N D  O F F I C E R S '
====================------------------------------------------------------------
                     INFORMATION

DIRECTORS* AND OFFICERS OF THE COMPANY
--------------------------------------------------------------------------------

                 The Board of Directors of the Company consists of seven Directors. These Directors and the Company's Officers supervise the business affairs of the USAA family of funds. The Board of Directors is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Directors periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company
                 (IMCO) and its affiliates. The term of office for each Director shall be fifteen (15) years or until the Director reaches age
                 70. All members of the Board of Directors shall be presented to shareholders for election or reelection, as the case may be, at least once every five years. Vacancies on the Board of Directors can be filled by the action of a majority of the Directors, provided that at least two-thirds of the Directors have been elected by the shareholders.

                 Set forth below are the Directors and Officers of the Company, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Directors of the USAA family of funds consisting of four registered investment companies offering 39 individual Funds as of July 31, 2003. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

                 If you would like more information about the funds' Directors, you may call 1-800-531-8181 to request a free copy of the funds' statement of additional information (SAI).

                 * FOR SIMPLICITY THROUGHOUT THIS SECTION, THE BOARDS OF
                   DIRECTORS AND BOARDS OF TRUSTEES OF THE FOUR LEGAL ENTITIES THAT COMPRISE THE USAA FAMILY OF FUNDS WILL BE IDENTIFIED AS THE BOARD OF DIRECTORS.

36

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED DIRECTORS(1)
--------------------------------------------------------------------------------

                 ROBERT G. DAVIS(2)
                 Director and Chairman of the Board of Directors
                 Born: November 1946
                 Year of Election or Appointment: 1996

                 Chairman, Chief Executive Officer, and President of United Services Automobile Association (USAA) (10/02-present); President and Chief Executive Officer of USAA (4/00-10/02); President and Chief Operating Officer of USAA (6/99-3/00); Director of USAA (2/99-present); Deputy Chief Executive Officer for Capital Management of USAA (6/98-5/99); President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Capital Corporation (CAPCO) and several of its subsidiaries and affiliates (1/97-present); and President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Financial Planning Services (1/97-present). Mr. Davis serves as a Director/Trustee and Chairman of the Boards of Directors/Trustees of the USAA family of funds. He also serves as a Director and Chairman of the Boards of Directors of USAA Investment Management Company, USAA Life Insurance Company, USAA Federal Savings Bank, and USAA Real Estate Company (RealCo).

                 CHRISTOPHER W. CLAUS(2)
                 Director, President, and Vice Chairman of the Board of
                 Directors
                 Born: December 1960
                 Year of Election or Appointment: 2001

                 President and Chief Executive Officer, Director, and Vice Chairman of the Board of Directors, IMCO (2/01-present). Senior Vice President of Investment Sales and Service, IMCO (7/00-2/01); Vice President, Investment Sales and Service, IMCO (12/94-7/00). Mr. Claus serves as President, Director/Trustee, and Vice Chairman of the Boards of Directors/Trustees of the USAA family of funds. He also serves as President, Director, and Chairman of the Board of Directors of USAA Shareholder Account Services. He also holds the Officer position of Senior Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

NON-INTERESTED DIRECTORS
--------------------------------------------------------------------------------

                 BARBARA B. DREEBEN(3,4,5,6)
                 Director
                 Born: June 1945
                 Year of Election or Appointment: 1994

                 President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Director/Trustee of the USAA family of funds. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                 ROBERT L. MASON, PH.D.(3,4,5,6)
                 Director
                 Born: July 1946
                 Year of Election or Appointment: 1997

                 Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02); Manager, Statistical Analysis Section, Southwest Research Institute (8/75-9/98), which focuses on the fields of technological research. Dr. Mason serves as a Director/Trustee of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                 MICHAEL F. REIMHERR(3,4,5,6)
                 Director
                 Born: August 1945
                 Year of Election or Appointment: 2000

                 President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr serves as a Director/Trustee of the USAA family of funds. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

38

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

                 LAURA T. STARKS, PH.D.(3,4,5,6)
                 Director
                 Born: February 1950
                 Year of Election or Appointment: 2000

                 Charles E. and Sarah M. Seay Regents Chair Professor of Finance, University of Texas at Austin (9/96-present); Sarah Meadows Seay Regents Professor of Finance, University of Texas of Austin (9/94-9/96). Dr. Starks serves as a Director/Trustee of the USAA family of funds. Dr. Starks holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                 RICHARD A. ZUCKER(2,3,4,5,6)
                 Director
                 Born: July 1943
                 Year of Election or Appointment: 1992

                 Vice President, Beldon Roofing and Remodeling (7/85-present). Mr. Zucker serves as a Director/Trustee of the USAA family of funds. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                 (1) INDICATES THOSE DIRECTORS WHO ARE EMPLOYEES OF USAA
                     INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

                 (2) MEMBER OF EXECUTIVE COMMITTEE

                 (3) MEMBER OF AUDIT COMMITTEE

                 (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

                 (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

                 (6) THE ADDRESS FOR ALL NON-INTERESTED DIRECTORS IS THAT OF THE
                     USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

                 CLIFFORD A. GLADSON
                 Vice President
                 Born: November 1950
                 Year of Appointment: 2002

                 Senior Vice President, Fixed Income Investments, IMCO (9/02-present); Vice President, Fixed Income Investments, IMCO (5/02-9/02); Vice President, Mutual Fund Portfolios, IMCO (12/99-5/02); Assistant Vice President, Fixed Income Investments, IMCO (11/94-12/99). Mr. Gladson also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

                 STUART WESTER
                 Vice President
                 Born: June 1947
                 Year of Appointment: 2002

                 Vice President, Equity Investments, IMCO (1/99-present); Vice President, Investment Strategy and Analysis, CAPCO (6/96-1/99). Mr. Wester also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

                 MARK S. HOWARD
                 Secretary
                 Born: October 1963
                 Year of Appointment: 2002

                 Senior Vice President, Securities Counsel, USAA (12/02-present); Senior Vice President, Securities Counsel & Compliance, IMCO (1/02-12/02); Vice President, Securities Counsel & Compliance, IMCO (7/00-1/02); and Assistant Vice President, Securities Counsel, USAA (2/98-7/00). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary and Counsel for IMCO and USAA Shareholder Account Services; and Assistant Secretary for USAA Financial Planning Services and for USAA Life Investment Trust, a registered investment company offering five individual funds.

                 EILEEN M. SMILEY
                 Assistant Secretary
                 Born: November 1959
                 Year of Appointment: 2003

                 Assistant Vice President, Securities Counsel, USAA (1/03-present); Attorney, Morrision & Foerster, LLP (1/99-1/03); Senior Counsel,

40

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

                 Division of Investment Management, U.S. Securities and Exchange Commission (2/96-12/98). Ms. Smiley also holds the Officer position of Assistant Secretary of USAA Life Investment Trust, a registered investment company offering five individual funds.

                 DAVID M. HOLMES
                 Treasurer
                 Born: June 1960
                 Year of Appointment: 2001

                 Senior Vice President, Life/IMCO/Financial Planning Services Senior Financial Officer, USAA (12/02-present); Senior Vice President, Senior Financial Officer, IMCO (6/01-12/02); Vice President, Senior Financial Officer, RealCo (12/97-5/01); Assistant Vice President, Capital Markets, RealCo (1/96-12/97). Mr. Holmes is a Director of USAA Life Insurance Company and also holds the Officer positions of Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds, and Senior Vice President, Senior Financial Officer of USAA Life Insurance Company and USAA Shareholder Account Services.

                 ROBERTO GALINDO, JR.
                 Assistant Treasurer
                 Born: November 1960
                 Year of Appointment: 2000

                 Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Vice
                 President, Mutual Fund Analysis & Support, IMCO (10/01-12/02); Executive Director, Mutual Fund Analysis & Support, IMCO (6/00-10/01); Director, Mutual Fund Analysis, IMCO (9/99-6/00); Vice President, Portfolio Administration, Founders Asset Management LLC (7/98-8/99); Assistant Vice President, Director of Fund & Private Client Accounting, Founders Asset Management LLC (7/93-7/98). Mr. Galindo also holds the Officer position of Assistant Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds.

                 (1) INDICATES THOSE OFFICERS WHO ARE EMPLOYEES OF USAA
                     INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

 N O T E S
==========----------------------------------------------------------------------

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

42

 N O T E S
==========----------------------------------------------------------------------

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

 N O T E S
==========----------------------------------------------------------------------

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

44

 N O T E S
==========----------------------------------------------------------------------

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

            DIRECTORS     Robert G. Davis, CHAIRMAN OF THE BOARD
                          Christopher W. Claus, VICE CHAIRMAN OF THE BOARD
                          Barbara B. Dreeben
                          Robert L. Mason, Ph.D.
                          Michael F. Reimherr
                          Laura T. Starks, Ph.D.
                          Richard A. Zucker

  INVESTMENT ADVISER,     USAA Investment Management Company
         UNDERWRITER,     P.O. Box 659453
      AND DISTRIBUTOR     San Antonio, Texas 78265-9825

       TRANSFER AGENT     USAA Shareholder Account Services
                          9800 Fredericksburg Road
                          San Antonio, Texas 78288

            CUSTODIAN     State Street Bank and Trust Company
                          P.O. Box 1713
                          Boston, Massachusetts 02105

  INDEPENDENT AUDITOR     Ernst & Young LLP
                          100 West Houston St., Suite 1900
                          San Antonio, Texas 78205

            TELEPHONE     Call toll free - Central time
     ASSISTANCE HOURS     Monday - Friday, 7 a.m. to 10 p.m.
                          Saturday, 8:30 a.m. to 5 p.m.
                          Sunday, 10:30 a.m. to 7 p.m.

       FOR ADDITIONAL     1-800-531-8181, in San Antonio 456-7200
    INFORMATION ABOUT     For account servicing, exchanges,
         MUTUAL FUNDS     or redemptions
                          1-800-531-8448, in San Antonio 456-7202

      RECORDED MUTUAL     24-hour service (from any phone)
    FUND PRICE QUOTES     1-800-531-8066, in San Antonio 498-8066

          MUTUAL FUND     (from touch-tone phones only)
       USAA TOUCHLINE     For account balance, last transaction, fund
                          prices, or to exchange or redeem fund shares
                          1-800-531-8777, in San Antonio 498-8777

      INTERNET ACCESS     USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

                                                        [LOGO OF RECYCLED PAPER]
                                                                 Recycled
                                                                   Paper

--------------------------------------------------------------------------------

[LOGO OF USAA]    9800 Fredericksburg Road                   -------------
   USAA(R)        San Antonio, Texas 78288                     PRSRT STD
                                                                  U.S.
                                                                Postage
                                                                P A I D
                                                                 USAA
                                                             -------------
Receive this document
and others electronically.
Sign up at USAA.COM.

--------------------------------------------------------------------------------

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
              USAA                ----------------------------------
                                     INSURANCE o MEMBER SERVICES

36844-0903                                   (C)2003, USAA. All rights reserved.





ITEM 2.  CODE OF ETHICS.

On June 25, 2003, the Board of Directors of USAA Mutual Fund, Inc. approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No amendments have been made to the Sarbanes Code since it was adopted, and no waivers (explicit or implicit) from a provision of the Sarbanes Code have been granted.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Dr. Laura T. Starks, Ph.D. has been designated as an audit committee financial expert for USAA Mutual Fund, Inc. Dr. Starks has served as a professor of Finance at the University of Texas at Austin since 1987, and has served as the Chair Professor of Finance since 1996. Dr. Starks also has served as a consultant to numerous clients, including accounting firms, on a range of finance, accounting and auditing issues. Dr. Starks is an independent director who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Directors of USAA Mutual Fund, Inc.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE. This item must be disclosed only in annual reports with fiscal years on or after December 15, 2003.


ITEM 5-6.  (RESERVED)


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

NOT APPLICABLE.


ITEM 8.  (RESERVED)


ITEM 9.  CONTROLS AND PROCEDURES

The chief executive officer and chief financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.